Intangible Assets - Schedule of Intangibles Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 699,344	$ 718,683	$ 1,574,433
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	949,603	920,165
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (250,259)	$ (201,482)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 years	5 years
Remaining amortization years	4 years	4 years
Net balance	$ 127,377	$ 126,663	179,743
Computer software [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	247,166	221,070
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (119,789)	$ (94,407)
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 years	2 years
Remaining amortization years	1 year	2 years
Net balance	$ 14,668	$ 12,830	5,192
IT projects and licenses [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	16,826	13,484
IT projects and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(2,158)	(654)
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	556,808	578,503	1,388,302
Assets generated in business combination [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	681,556	681,556
Assets generated in business combination [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(124,748)	(103,053)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	492,512	492,512	1,151,019
Goodwill [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 492,512	$ 492,512
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	10 years
Remaining amortization years	4 years	5 years
Net balance	$ 21,691	$ 26,794	31,898
Trademark [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	51,037	51,037
Trademark [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (29,346)	$ (24,243)
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	12 years	10 years
Remaining amortization years	4 years	5 years
Net balance	$ 11,208	$ 13,845	63,317
Customer relationship [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	26,371	26,371
Customer relationship [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (15,163)	$ (12,526)
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	9 years	8 years
Remaining amortization years	2 years	3 years
Net balance	$ 31,397	$ 45,352	142,068
Core deposit [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	111,636	111,636
Core deposit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (80,239)	$ (66,284)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	10 years
Remaining amortization years	3 years	4 years
Net balance	$ 491	$ 687	$ 1,196
Other intangible assets [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	4,055	4,055
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (3,564)	$ (3,368)